Note 13 - Pension Plans and Other Postretirement Benefits - Assumed Medical Cost Trend Rates (Details) - Other Postretirement Benefits Plan [Member]	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Rate to which the medical cost trend rate is assumed to decline (the ultimate medical cost trend rate)	5.00%	5.00%
Year the rate reaches the ultimate trend	2028	2028
Spire Missouri [Member]
Medical cost trend assumed for next year	6.75%	7.00%
Spire Alabama Inc [Member]
Medical cost trend assumed for next year	6.75%	7.00%